Condensed Consolidated Interim Statements of Comprehensive Loss (unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Administrative Expenses
Advertising and investor relations	$ 48,870	$ 65,785	$ 115,064	$ 140,084
Amortisation – intangible asset (Note 5)	48,152	48,151	96,304	96,302
Amortisation – pilot plant (Note 6)	3,729,731	3,290,116	7,342,858	4,724,990
Amortisation – office lease (Note 8)	20,736		20,736
Carbon capture research & development	10,139		10,139
Consulting fees	392,771	222,550	762,003	398,157
Filing and transfer agent	156,760	58,910	186,620	79,349
Foreign exchange	271,608	(401,411)	263,201	(601,326)
Management fees (Note 12)	370,712	616,200	740,234	851,438
Office and administration	630,249	122,992	1,228,397	189,134
Patent	119,270	84,691	236,160	106,205
Pilot plant operations (Note 6)	1,944,764	1,238,480	4,281,206	1,968,907
Preliminary economic assessment	33,657		87,130
Professional fees	369,004	99,103	682,871	210,251
Project investigation	260,614		575,859
Share-based payments(Notes 11 and 12)	71,711	270,432	1,186,845	291,221
Travel	103,518	58	125,627	58
Loss from operations before other items	(8,582,266)	(5,716,057)	(17,941,254)	(8,454,770)
Other (expenses) income
Interest Income, net of fees	18,576		18,576
Interest and accretion expense	(4,215)	(48,033)	(4,215)	(96,827)
Other (expenses) income	14,361	(48,033)	14,361	(96,827)
Net loss	(8,567,905)	(5,764,090)	(17,926,893)	(8,551,597)
Other comprehensive gain/(loss)
Currency translation differences of foreign operations	(257,652)	(2,217,228)	933,253	(3,296,839)
Total comprehensive loss	$ (8,825,557)	$ (7,951,318)	$ (16,993,640)	$ (11,848,436)
Basic and diluted loss per share	$ (0.06)	$ (0.05)	$ (0.12)	$ (0.09)
Weighted average number of common shares outstanding – basic and diluted	151,389,324	113,848,242	147,394,452	99,890,016